Annual Total Returns - VIPOverseasPortfolio-InitialServiceService2PRO - VIPOverseasPortfolio-InitialServiceService2PRO - VIP Overseas Portfolio - VIP Overseas Portfolio - Initial Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	(8.08%)
Annual Return 2015	3.62%
Annual Return 2016	(5.06%)
Annual Return 2017	30.28%
Annual Return 2018	(14.81%)
Annual Return 2019	27.77%
Annual Return 2020	15.61%
Annual Return 2021	19.70%
Annual Return 2022	(24.48%)
Annual Return 2023	20.55%